UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                   Investment Company Act file number 811-4873
                                                     ------------------------

                             The Gabelli Growth Fund
                            ------------------------
               (Exact name of registrant as specified in charter)

                              One Corporate Center,
                            Rye, New York 10580-1422
                            ------------------------
               (Address of principal executive offices) (Zip code)

                                 Bruce N. Alpert
                               Gabelli Funds, LLC
                              One Corporate Center,
                            Rye, New York 10580-1422
                            ------------------------
                     (Name and address of agent for service)

       registrant's telephone number, including area code: 1-800-422-3554
                                                         ------------------

                   Date of fiscal year end: December 31, 2003
                                            ------------------

                     Date of reporting period: June 30, 2003
                                             ------------------


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

                             THE GABELLI GROWTH FUND

                               SEMI-ANNUAL REPORT
                                  JUNE 30, 2003



TO OUR SHAREHOLDERS,

      We are changing the way we provide portfolio managers' commentary to shareholders of our Funds. Our shareholder reports have typically contained commentary on each portfolio manager's assessment of the stock market, individual stocks and how economic events affect their thinking in managing a specific Fund. We have always provided details about performance and presented returns, both good and bad, hopefully in a clear and concise fashion. These comments have been included as part of each Fund's quarterly, semi-annual, and annual financial statements.

      The Sarbanes-Oxley Act's new corporate governance regulations now require a Fund's principal executive and financial officers to certify the entire contents of shareholder reports in a filing with the Securities and Exchange Commission on form N-CSR. This certification covers the portfolio manager's commentary and subjective opinions if they are attached to or a part of the financial statements.

      Rather than ask our portfolio managers to eliminate their opinions and/or restrict their commentary to historical facts only, we are removing their commentary from the financial statements and sending it to you separately. As a result, this commentary will no longer be considered part of a Fund's financial report and therefore will not be subject to the officers' certifications.

      We trust that you understand that our approach is an unintended consequence of the ever-increasing regulatory requirements affecting public companies generally. We hope the specific certification requirements of these new regulations will be modified as they relate to mutual funds, since investment companies have different corporate structures and objectives than other public companies.

                                                       Sincerely yours,



                                                       /S/ BRUCE N. ALPERT
                                                       Bruce N. Alpert
                                                       Chief Operating Officer
August 8, 2003                                         Gabelli Funds, LLC

THE GABELLI GROWTH FUND
PORTFOLIO OF INVESTMENTS -- JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------
                                                        MARKET
   SHARES                                  COST          VALUE
   ------                                  ----         -------
              COMMON STOCKS -- 99.3%
              AEROSPACE -- 4.8%
     618,500  General Dynamics Corp. $   45,049,320 $   44,841,250
     850,000  L-3 Communications
                Holdings Inc.+ ......    41,589,713     36,966,500
                                     -------------- --------------
                                         86,639,033     81,807,750
                                     -------------- --------------
              BROADCASTING -- 4.1%
   1,656,600  Clear Channel
                Communications Inc.+     84,679,234     70,223,274
                                     -------------- --------------
              BUSINESS SERVICES -- 2.1%
     220,000  Cintas Corp. ..........     7,858,481      7,796,800
     382,000  Omnicom Group Inc. ....    21,401,886     27,389,400
                                     -------------- --------------
                                         29,260,367     35,186,200
                                     -------------- --------------
              COMMUNICATIONS EQUIPMENT -- 3.9%
   1,656,000  Cisco Systems Inc.+ ...    25,532,736     27,638,640
   1,300,000  Nokia Corp., ADR ......    27,690,237     21,359,000
     498,000  Qualcomm Inc. .........    23,349,411     17,803,500
                                     -------------- --------------
                                         76,572,384     66,801,140
                                     -------------- --------------
              COMPUTER HARDWARE -- 1.5%
     780,000  Dell Computer Corp.+ ..    22,407,944     24,928,800
                                     -------------- --------------
              COMPUTER SOFTWARE AND SERVICES -- 3.3%
   2,200,000  Microsoft Corp. .......    60,003,089     56,342,000
                                     -------------- --------------
              CONSUMER PRODUCTS -- 1.2%
      10,000  Coach Inc.+ ...........       373,000        497,400
      70,000  eBay Inc.+ ............     5,529,276      7,292,600
     270,000  Harley-Davidson Inc. ..    11,303,512     10,762,200
      20,000  Procter & Gamble Co. ..     1,633,017      1,783,600
                                     -------------- --------------
                                         18,838,805     20,335,800
                                     -------------- --------------
              ELECTRONICS -- 13.2%
     900,000  Analog Devices Inc.+ ..    62,373,364     31,338,000
   1,105,000  Applied Materials Inc.+    14,320,530     17,525,300
   1,735,000  Intel Corp. ...........    74,742,756     36,060,240
     325,000  KLA-Tencor Corp.+ .....    13,425,311     15,109,250
     810,000  Linear Technology Corp.    21,276,109     26,090,100
   1,040,000  Microchip Technology Inc.  23,055,150     25,615,200
   2,080,000  Taiwan Semiconductor
                Manufacturing Co.
                Ltd., ADR+ ..........    15,445,916     20,966,400
   1,871,000  Texas Instruments Inc.    111,792,759     32,929,600
     710,000  Xilinx Inc.+ ..........    18,890,132     17,970,100
                                     -------------- --------------
                                        355,322,027    223,604,190
                                     -------------- --------------
              ENERGY AND UTILITIES -- 5.7%
     208,000  Apache Corp. ..........    13,004,520     13,532,480
     560,000  Murphy Oil Corp. ......    24,044,971     29,456,000
     830,000  Occidental Petroleum
                Corp. ...............    24,661,934     27,846,500
     530,000  Schlumberger Ltd. .....    22,292,794     25,212,100
                                     -------------- --------------
                                         84,004,219     96,047,080
                                     -------------- --------------
              ENTERTAINMENT -- 8.8%
   5,240,000  AOL Time Warner Inc.+ .   193,706,216     84,311,600
   1,465,851  Viacom Inc., Cl. B+ ...    72,339,194     63,999,055
                                     -------------- --------------
                                        266,045,410    148,310,655
                                     -------------- --------------
              FINANCIAL SERVICES -- 18.3%
     325,000  American Express Co. ..    13,078,570     13,588,250
     780,000  Citigroup Inc. ........    31,823,013     33,384,000
     185,000  Goldman Sachs Group Inc.   17,273,282     15,493,750
   1,254,900  Janus Capital Group Inc.   42,275,199     20,580,360
     687,000  Marsh & McLennan
                Companies Inc. ......    34,864,491     35,085,090
   1,211,000  Mellon Financial Corp.     40,623,242     33,605,250

                                                        MARKET
   SHARES                                 COST           VALUE
   ------                                 ----          -------

     835,000  Merrill Lynch
                & Co. Inc. ..........$   39,491,850 $   38,977,800
   1,054,900  Northern Trust Corp. ..    56,932,579     44,084,271
   1,620,000  Schwab (Charles) Corp.     24,425,453     16,345,800
   1,503,800  State Street Corp. ....    64,836,254     59,249,720
                                     -------------- --------------
                                        365,623,933    310,394,291
                                     -------------- --------------
              FOOD AND BEVERAGE -- 5.6%
     220,000  Cheesecake
                Factory Inc.+ .......     7,197,872      7,895,800
      10,000  Coca-Cola Co. .........       392,510        464,100
     790,000  PepsiCo Inc. ..........    39,352,427     35,155,000
     650,000  Starbucks Corp.+ ......    15,136,521     15,938,000
     855,000  Sysco Corp. ...........    25,164,872     25,684,200
     140,000  Whole Foods Market Inc.+    6,930,724      6,654,200
      55,000  Wrigley (Wm.) Jr. Co. .     3,026,323      3,092,650
                                     -------------- --------------
                                         97,201,249     94,883,950
                                     -------------- --------------
              HEALTH CARE -- 13.4%
     843,000  Amgen Inc.+ ...........    36,165,350     56,008,920
     539,000  Johnson & Johnson .....    29,488,149     27,866,300
     220,000  Lilly (Eli) & Co. .....    18,282,136     15,173,400
     940,000  Medtronic Inc. ........    42,967,841     45,091,800
   1,532,500  Pfizer Inc. ...........    50,419,774     52,334,875
     600,000  UnitedHealth Group Inc.    27,918,136     30,150,000
                                     -------------- --------------
                                        205,241,386    226,625,295
                                     -------------- --------------
              PUBLISHING -- 1.4%
     372,500  McGraw-Hill
                Companies Inc. ......    18,138,080     23,095,000
                                     -------------- --------------
              RETAIL -- 10.4%
     410,000  Bed Bath &
                Beyond Inc.+ ........    14,386,210     15,912,100
     290,000  Kohl's Corp.+ .........    16,821,104     14,900,200
   1,216,577  The Home Depot Inc. ...    46,260,536     40,293,030
   1,383,400  Tiffany & Co. .........    23,723,697     45,209,512
     370,000  Wal-Mart Stores Inc. ..    22,404,292     19,857,900
   1,325,000  Walgreen Co. ..........    47,691,733     39,882,500
                                     -------------- --------------
                                        171,287,572    176,055,242
                                     -------------- --------------
              SATELLITE -- 0.9%
   1,130,000  General Motors Corp.,
                Cl. H+ ..............    33,092,575     14,475,300
                                     -------------- --------------
              WIRELESS COMMUNICATIONS -- 0.7%
     595,000  Vodafone Group plc, ADR    10,956,600     11,691,750
                                     -------------- --------------
              TOTAL COMMON STOCKS ... 1,985,313,907  1,680,807,717
                                     -------------- --------------
   PRINCIPAL
    AMOUNT
   ---------
              U.S. GOVERNMENT OBLIGATIONS -- 0.7%
 $11,668,000  U.S.  Treasury Bills,
                0.080% to 1.032%,
                07/03/03 to
                12/26/03 ++ .........    11,640,650     11,640,767
                                     -------------- --------------
              TOTAL INVESTMENTS --
                100.0% ..............$1,996,954,557  1,692,448,484
                                     ==============
              OTHER ASSETS AND
                LIABILITIES (NET) -- 0.0% .........        103,230
                                                    --------------
              NET ASSETS -- 100.0% ................ $1,692,551,714
                                                    ==============
-----------------
              For Federal tax purposes:
              Aggregate cost ...................... $1,996,954,557
                                                    ==============
              Gross unrealized appreciation ....... $  101,745,194
              Gross unrealized depreciation .......   (406,251,267)
                                                    --------------
              Net unrealized depreciation ......... $ (304,506,073)
                                                    ==============
-----------------
 +    Non-income producing security.
 ++   Represents annualized yield at date of purchase.
ADR - American Depository Receipt.

                 See accompanying notes to financial statements.

                             THE GABELLI GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS:
  Investments, at value
    (Cost $1,996,954,557) ..................................   $ 1,692,448,484
  Cash .....................................................             1,643
  Receivable for investments sold ..........................         8,058,943
  Receivable for Fund shares sold ..........................           982,598
  Dividends receivable .....................................         1,043,274
                                                               ---------------
  TOTAL ASSETS .............................................     1,702,534,942
                                                               ---------------
LIABILITIES:
  Payable for investments purchased ........................         6,709,126
  Payable for Fund shares redeemed .........................           242,078
  Payable for investment advisory fees .....................         1,436,368
  Payable for distribution fees ............................           359,092
  Other accrued expenses ...................................         1,236,564
                                                               ---------------
  TOTAL LIABILITIES ........................................         9,983,228
                                                               ---------------
  NET ASSETS applicable to 80,049,237
    shares outstanding .....................................   $ 1,692,551,714
                                                               ===============
NET ASSETS CONSIST OF:
  Shares of beneficial interest,
    at par value ...........................................   $       800,492
  Additional paid-in capital ...............................     3,083,107,137
  Accumulated net investment loss ..........................        (4,960,925)
  Accumulated net realized loss
    on investments .........................................    (1,081,888,917)
  Net unrealized depreciation on investments ...............      (304,506,073)
                                                               ---------------
  TOTAL NET ASSETS .........................................   $ 1,692,551,714
                                                               ===============
  NET ASSET VALUE, offering and redemption
    price per share ($1,692,551,714 (DIVIDE)
    80,049,237 shares outstanding; unlimited
    number of shares authorized of
    $0.01 par value) .......................................            $21.14
                                                                        ======

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
  Dividends (net of foreign taxes $73,987) .....    $  7,078,962
  Interest .....................................         115,565
                                                    ------------
  TOTAL INVESTMENT INCOME ......................       7,194,527
                                                    ------------

EXPENSES:
  Investment advisory fees .....................       8,127,460
  Distribution fees ............................       2,031,865
  Shareholder services fees ....................       1,363,520
  Shareholder communications expenses ..........         290,748
  Custodian fees ...............................         153,312
  Registration fees ............................          27,968
  Trustees' fees ...............................          35,807
  Legal and audit fees .........................          41,394
  Miscellaneous expenses .......................          83,378
                                                    ------------
  TOTAL EXPENSES ...............................      12,155,452
                                                    ------------
  NET INVESTMENT LOSS ..........................      (4,960,925)
                                                    ------------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
  Net realized loss on investments .............    (248,652,863)
  Net change in unrealized appreciation
    (depreciation) on investments ..............     429,738,681
                                                    ------------
  NET REALIZED AND UNREALIZED GAIN
    ON INVESTMENTS .............................     181,085,818
                                                    ------------
  NET INCREASE IN NET ASSETS RESULTING
    FROM OPERATIONS ............................    $176,124,893
                                                    ============

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                              SIX MONTHS ENDED
                                                                                JUNE 30, 2003         YEAR ENDED
                                                                                 (UNAUDITED)       DECEMBER 31, 2002
                                                                               ---------------     -----------------
OPERATIONS:
  Net investment loss ........................................................ $   (4,960,925)      $   (15,060,172)
  Net realized loss on investments ...........................................   (248,652,863)         (759,180,066)
  Net change in unrealized appreciation (depreciation) on investments ........    429,738,681          (176,872,952)
                                                                               --------------       ---------------
  NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ............    176,124,893          (951,113,190)
                                                                               --------------       ---------------
SHARE TRANSACTIONS:
  Net decrease in net assets from shares of
    beneficial interest transactions .........................................   (159,389,497)         (321,460,700)
                                                                               --------------       ---------------
  NET INCREASE (DECREASE) IN NET ASSETS ......................................     16,735,396        (1,272,573,890)
NET ASSETS:
  Beginning of period ........................................................  1,675,816,318         2,948,390,208
                                                                               --------------       ---------------
  End of period .............................................................. $1,692,551,714       $ 1,675,816,318
                                                                               ==============       ===============

                 See accompanying notes to financial statements.

THE GABELLI GROWTH FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

1. ORGANIZATION. The Gabelli Growth Fund (the "Fund") was organized on October 24, 1986 as a Massachusetts business trust. The Fund is a diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund's primary objective is capital appreciation. The Fund commenced investment operations on April 10, 1987.

2. SIGNIFICANT ACCOUNTING POLICIES. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market's official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees so determines, by such other method as the Board of Trustees shall determine in good faith, to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the "Adviser"). Portfolio securities primarily traded on foreign markets are generally valued at the preceding closing values of such securities on their respective exchanges. Securities and assets for which market quotations are not readily available are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Board of Trustees. Short term debt securities with remaining maturities of 60 days or less are valued at amortized cost, unless the Board of Trustees determines such does not reflect the securities fair value, in which case these securities will be valued at their fair value as determined by the Board of Trustees. Debt instruments having a maturity greater than 60 days for which market quotations are readily available are valued at the latest average of the bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Options are valued at the last sale price on the exchange on which they are listed. If no sales of such options have taken place that day, they will be valued at the mean between their closing bid and asked prices.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME. Securities transactions are accounted for on the trade date with realized gain or loss on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded as earned. Dividend income is recorded on the ex-dividend date.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders are recorded on the ex-dividend date. Income and long-term capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States.

The Fund has a net capital loss carryforward for Federal income tax purposes at December 31, 2002 of $812,111,982. This capital loss carryforward is available to reduce future distributions of net capital gains to shareholders. $68,961,980 of the loss carryforward is available through 2009; and $743,150,002 is available through 2010.

THE GABELLI GROWTH FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)
--------------------------------------------------------------------------------

3. INVESTMENT ADVISORY AGREEMENT. The Fund has entered into an investment advisory agreement (the "Advisory Agreement") with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of the Fund's average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund's portfolio, oversees the administration of all aspects of the Fund's business and affairs and pays the compensation of all Officers and Trustees of the Fund who are its affiliates.

4. DISTRIBUTION PLAN. The Fund's Board of Trustees has adopted a distribution plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. For the six months ended June 30, 2003 the Fund incurred distribution costs payable to Gabelli & Company, Inc., an affiliate of the Adviser, of $2,031,865, or 0.25% of average daily net assets, the annual limitation under the Plan. Such payments are accrued daily and paid monthly.

5. PORTFOLIO SECURITIES. Purchases and sales of securities for the six months ended June 30, 2003, other than short term securities, aggregated $391,829,451 and $576,126,613, respectively.

6. TRANSACTIONS WITH AFFILIATES. The cost of calculating the Fund's net asset value per share is a Fund expense pursuant to the Investment Advisory Agreement between the Fund and the Advisor. During the six months ended June 30, 2003, the Fund reimbursed the Advisor $17,256 in connection with the cost of computing the Fund's net asset value.

7. LINE OF CREDIT. The Fund has access to an unsecured line of credit up to $25,000,000 from the custodian for temporary borrowing purposes. Borrowings under this arrangement bear interest at 0.75% above the Federal Funds rate on outstanding balances. There were no outstanding borrowings against the line of credit at June 30, 2003.

8. SHARES OF BENEFICIAL INTEREST. Transactions in shares of beneficial interest were as follows:

                            JUNE 30, 2003                   YEAR ENDED
                             (UNAUDITED)                 DECEMBER 31, 2002
                   ----------------------------    ----------------------------
                      SHARES          AMOUNT         SHARES          AMOUNT
                   -----------    -------------    -----------    -------------
Shares sold .......  9,561,754    $ 186,574,544     26,974,204    $ 605,995,363
Shares redeemed ...(17,742,857)    (345,964,041)   (41,533,751)    (927,456,063)
                   -----------    -------------    -----------    -------------
Net decrease ...... (8,181,103)   $(159,389,497)   (14,559,547)   $(321,460,700)
                   ===========    =============    ===========    =============

THE GABELLI GROWTH FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
Selected data for a share of beneficial interest outstanding throughout each period.

                                        SIX MONTHS ENDED                     YEAR ENDED DECEMBER 31,
                                          JUNE 30, 2003   -------------------------------------------------------------
                                           (UNAUDITED)      2002          2001        2000         1999         1998
                                        ----------------  --------      --------     -------      -------      -------
OPERATING PERFORMANCE:
   Net asset value, beginning of period ...$     18.99   $    28.68    $    37.79   $    46.51   $    35.40   $    28.63
                                           -----------   ----------    ----------   ----------   ----------   ----------
   Net investment loss ....................      (0.06)       (0.17)        (0.23)       (0.24)       (0.23)       (0.07)
   Net realized and unrealized gain/(loss)
     on investments .......................       2.21        (9.52)        (8.88)       (4.64)       16.50         8.58
                                           -----------   ----------    ----------   ----------   ----------   ----------
   Total from investment operations .......       2.15        (9.69)        (9.11)       (4.88)       16.27         8.51
                                           -----------   ----------    ----------   ----------   ----------   ----------
DISTRIBUTIONS TO SHAREHOLDERS:
   Net realized gain on investments .......         --           --         (0.00)(a)    (3.84)       (5.16)       (1.74)
                                           -----------   ----------    ----------   ----------   ----------   ----------
   Total distributions ....................         --           --         (0.00)(a)    (3.84)       (5.16)       (1.74)
                                           -----------   ----------    ----------   ----------   ----------   ----------
   NET ASSET VALUE, END OF PERIOD .........$     21.14   $    18.99    $    28.68   $    37.79   $    46.51   $    35.40
                                           ===========   ==========    ==========   ==========   ==========   ==========
   Total return+ ..........................      11.3%      (33.8)%       (24.1)%      (10.6)%        46.3%        29.8%
                                           ===========   ==========    ==========   ==========   ==========   ==========
RATIOS TO AVERAGE NET ASSETS AND
   SUPPLEMENTAL DATA:
   Net assets, end of period (in 000's) ...$1,692,552    $1,675,816    $2,948,390   $3,833,807   $3,158,448   $1,864,556
   Ratio of net investment income / (loss)
     to average net assets ................   (0.61)%(b)    (0.68)%       (0.71)%      (0.63)%      (0.68)%      (0.33)%
   Ratio of operating expenses
     to average net assets ................     1.50%(b)      1.43%         1.40%        1.38%        1.37%        1.41%
   Portfolio turnover rate ................       24%           30%           26%          55%          52%          40%

--------------------------------
  + Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of dividends.
(a) Amount represents less than $0.005 per share.
(b) Annualized.

                 See accompanying notes to financial statements.

                             THE GABELLI GROWTH FUND
                              One Corporate Center
                            Rye, New York 10580-1422
                                   800-GABELLI
                                  800-422-3554
                                FAX: 914-921-5118
                            WEBSITE: WWW.GABELLI.COM
                            E-MAIL: INFO@GABELLI.COM
                   Net Asset Value available daily by calling
                           800-GABELLI after 6:00 P.M.

                                BOARD OF TRUSTEES
Mario J. Gabelli, CFA                            Karl Otto Pohl
CHAIRMAN AND CHIEF                               FORMER PRESIDENT
INVESTMENT OFFICER                               DEUTSCHE BUNDESBANK
GABELLI ASSET MANAGEMENT INC.

Anthony J. Colavita                              Anthony R. Pustorino
ATTORNEY-AT-LAW                                  CERTIFIED PUBLIC ACCOUNTANT
ANTHONY J. COLAVITA, P.C.                        PROFESSOR EMERITUS
                                                 PACE UNIVERSITY

James P. Conn                                    Anthony Torna
FORMER CHIEF INVESTMENT OFFICER                  MAXIM GROUP LLC
FINANCIAL SECURITY ASSURANCE
HOLDINGS LTD.

Dugald A. Fletcher                               Anthonie C. van Ekris
PRESIDENT,                                       MANAGING DIRECTOR
FLETCHER & COMPANY, INC.                         BALMAC INTERNATIONAL, INC.

John D. Gabelli                                  Salvatore J. Zizza
SENIOR VICE PRESIDENT                            CHAIRMAN, HALLMARK ELECTRICAL
GABELLI & COMPANY, INC.                          SUPPLIES CORP.

Robert J. Morrissey
ATTORNEY-AT-LAW
MORRISSEY, HAWKINS & LYNCH

                         OFFICERS AND PORTFOLIO MANAGER
Bruce N. Alpert                                  Howard F. Ward, CFA
PRESIDENT                                        PORTFOLIO MANAGER

Gus Coutsouros                                   James E. McKee
VICE PRESIDENT AND TREASURER                     SECRETARY
                                   DISTRIBUTOR
                             Gabelli & Company, Inc.

                  CUSTODIAN, TRANSFER AGENT AND DIVIDEND AGENT
                       State Street Bank and Trust Company

                                  LEGAL COUNSEL
                    Skadden, Arps, Slate, Meagher & Flom LLP


--------------------------------------------------------------------------------
This report is submitted for the general information of the shareholders of The Gabelli Growth Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
--------------------------------------------------------------------------------

GAB406Q203SR

[GRAPHIC OMITTED]
PICTURE OF MARIO GABELLI

                                    THE
                                    GABELLI
                                    GROWTH
                                    FUND

                                                              SEMI-ANNUAL REPORT
                                                                   JUNE 30, 2003

ITEM 2. CODE OF ETHICS.

Not applicable.



ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.



ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.



ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.



ITEM 6. [RESERVED]



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.



ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).




(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.




ITEM 10. EXHIBITS.

     (a)(1)  Not applicable.

     (a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) The Gabelli Growth Fund
            --------------------------------------
By (Signature and Title)*  /s/ Bruce N. Alpert
                           -----------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer

Date                                09/03/03
                           -----------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Bruce N. Alpert
                           -----------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer

Date                                09/03/03
                           -----------------------------------------------------

By (Signature and Title)*  /s/ Gus A. Coutsouros
                           -----------------------------------------------------
                           Gus A. Coutsouros, Principal Financial Officer


Date                                09/03/03
                           -----------------------------------------------------


* Print the name and title of each signing officer under his or her signature.